Consolidated Statements of Shareholders' Equity (Parenthetical)	Apr. 22, 2025	Apr. 17, 2025	Oct. 18, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
Statement of changes in equity [abstract]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	one (1) for five hundred (500) reverse stock split	1-for-17	1:17	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split